Variable Interest Entities - Summary of Carrying Amounts of Assets and Liabilities Related to Variable Interests (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Servicing Rights, Net	$ 1,648,544	$ 1,304,900	$ 242,712
Servicer and protective advances, net	1,595,950	1,381,434	173,047
Receivables, net	288,829	319,195	259,009
VIE Not Primary Beneficiary [Member] | Servicing Arrangements with Letter of Credit Reimbursement Obligation [Member]
Variable Interest Entity [Line Items]
Servicing Rights, Net		1,845	2,319
Servicer and protective advances, net		2,500	2,691
Receivables, net		160	180
Total		4,505	5,190
Maximum Exposure to Loss		169,505	170,190
Unpaid Principal Balance of Total Assets of Unconsolidated VIEs		197,338	223,251
VIE Not Primary Beneficiary [Member] | Other Servicing Arrangements [Member]
Variable Interest Entity [Line Items]
Servicing Rights, Net		0
Servicer and protective advances, net		0
Receivables, net		181
Total		181
Maximum Exposure to Loss		181
Unpaid Principal Balance of Total Assets of Unconsolidated VIEs		$ 430,013